Long-term Loans - Additional Information (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Sep. 18, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jul. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Apr. 01, 2020	Aug. 01, 2019 CNY (¥)
Loans from third parties, annual interest rate		5.50%					5.50%	4.20%
Loans From Third Parties September 2019 [Member]
Loans from third parties, amount borrowed	¥ 30,000
Loans from third parties, annual interest rate	4.75%								4.75%
Loans from third parties, amount refinanced									¥ 2,000
Long term debt		¥ 31,797					$ 4,873
Accumulated interest on long term debt		32,850					5,034
Loans From Third Parties March 2018 [Member]
Loans from third parties, amount borrowed					¥ 10,000
Loans from third parties, amount repaid				¥ 5,000		¥ 3,000
Loan From Third Parties 1 August 2019 [Member]
Loans from third parties, amount repaid		2,000	$ 307
Interest payable on long term loans		¥ 569					$ 87